Offerings	Feb. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	21,612,782
Proposed Maximum Offering Price per Unit	3.96
Maximum Aggregate Offering Price	$ 85,586,616.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,819.51
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Class A Common Stock (“Class A Common Stock”) that become issuable under the Registrant’s 2021 Stock Option and Incentive Plan (“2021 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Class A Common Stock. This amount registered reflects an automatic increase to the number of shares of Class A Common Stock reserved for issuance pursuant to future awards under the 2021 Plan, which annual increase is provided for in the 2021 Plan.
The proposed maximum offering price per unit is estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $3.96 per share, which is the average of the high and low prices of Class A Common Stock, as reported on The Nasdaq Global Select Market, on February 17, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	4,322,556
Proposed Maximum Offering Price per Unit	3.37
Maximum Aggregate Offering Price	$ 14,567,013.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,011.7
Offering Note
Pursuant to Rule 416 of the Securities Act, this Registration Statement shall also cover any additional shares of Class A Common Stock that become issuable under the Registrant’s 2021 Employee Stock Purchase Plan (“2021 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Class A Common Stock.
The amount registered reflects an automatic increase to the number of shares of Class A Common Stock reserved for issuance under the 2021 ESPP, which annual increase is provided for in the 2021 ESPP.The proposed maximum offering price per unit is estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of 85% of $3.96 per share, which is the average of the high and low prices of Class A Common Stock, as reported on The Nasdaq Global Select Market, on February 17, 2026. Pursuant to the 2021 ESPP, the purchase price of the shares of Class A Common Stock reserved for issuance thereunder will be at least 85% of the lower of the fair market value of a share of Class A Common Stock on the first trading day of the offering period or on the exercise date.